SEGMENT AND GEOGRAPHIC INFORMATION (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue, Major Customer [Line Items]
Revenues		$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Revenue, Major Customer [Line Items]
Percentage of revenues	100.00%